Shareholder Report, Average Annual Return (Details)	12 Months Ended	21 Months Ended	32 Months Ended	42 Months Ended	55 Months Ended	60 Months Ended	67 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Roundhill Ball Metaverse ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Roundhill Ball Metaverse ETF NAV
Average Annual Return, Percent	25.05%			(1.16%)
Roundhill Cannabis ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Roundhill Cannabis ETF NAV
Average Annual Return, Percent	(45.98%)		(43.63%)
Roundhill Magnificent Seven ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Roundhill Magnificent Seven ETF NAV
Average Annual Return, Percent	64.59%	58.96%
Roundhill Sports Betting & iGaming ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Roundhill Sports Betting & iGaming ETF NAV
Average Annual Return, Percent	10.24%				5.11%
Roundhill Video Games ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Roundhill Video Games ETF NAV
Average Annual Return, Percent	28.86%					5.42%	6.32%
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent	16.75%			5.74%
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent	16.75%		8.99%
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent	16.75%	18.24%
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent	16.75%				12.48%
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent	16.75%					9.99%	11.85%